Business Combinations - Summary of Components of Purchase Price (Detail) - USD ($) $ in Millions		Jul. 01, 2020	Jun. 12, 2020
Peak Logix LLC
Business Acquisition [Line Items]
Cash Consideration paid	[1]		$ 5.7
Promissory Note			1.0
Present value of non-contingent earn-out liability			1.7
Earn-out liability			1.0
Total purchase price			$ 9.4
Hilo Equipment & Services
Business Acquisition [Line Items]
Cash Consideration paid	[2]	$ 18.2
Earn-out liability		0.8
Total purchase price		$ 19.0

[1]	Includes $3.0 million cash acquired as part of the Business Combination
[2]	Includes $2.1 million cash acquired as part of the Business Combination